Pro Forma Revenue and Earnings (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information [Line Items]
Revenue	$ 2,132,353	$ 1,870,972	$ 1,808,966
Net income attributable to TSYS common shareholders	244,750	244,280	220,559
Basic EPS attributable to TSYS common shareholders	$ 1.30	$ 1.30	$ 1.15
Diluted EPS attributable to TSYS common shareholders	$ 1.29	$ 1.29	$ 1.15
NetSpend Holdings Inc
Business Acquisition, Pro Forma Information [Line Items]
Revenue	2,132,353	1,870,972
Net income attributable to TSYS common shareholders	244,750	244,280
Basic EPS attributable to TSYS common shareholders	$ 1.30	$ 1.30
Diluted EPS attributable to TSYS common shareholders	$ 1.29	$ 1.29
Revenue	2,354,396	2,222,069
Net income attributable to TSYS common shareholders	$ 239,775	$ 193,255
Basic EPS attributable to TSYS common shareholders	$ 1.27	$ 1.03
Diluted EPS attributable to TSYS common shareholders	$ 1.26	$ 1.03